Deed of cross guarantee - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
(Loss)/profit from continuing operations after income tax	$ (7,125,000)	$ 33,685,000	$ 4,208,000
Net assets	415,376,000	352,937,000	102,645,000
Cash and cash equivalents	141,866,000	439,999,000	$ 84,295,000	$ 78,778,000
Entities party to deed of cross guarantee
Disclosure of transactions between related parties [line items]
(Loss)/profit from continuing operations after income tax	(99,349,000)	16,291,000
Net assets	176,579,000	189,036,000
Cash and cash equivalents	84,572,000	326,514,000
Loan amount	$ 47,190,000	$ 29,965,953